Condensed Consolidated Interim Statements of Financial Position - EUR (€) € in Thousands	Jun. 30, 2021	Dec. 31, 2020
Non-current assets
Intangible assets	€ 5,495	€ 5,717
Property, plant and equipment	123,924	108,112
Investment in associate	45,783	9,176
Deposits	1,702	1,375
Marketable securities	90,693	115,280
Total non-current assets	267,597	239,660
Current assets
Trade receivables	394	387
Other receivables	11,398	6,957
Prepayments	21,826	13,994
Marketable securities	166,094	134,278
Cash and cash equivalents	384,539	584,517
Total current assets	584,251	740,133
Total assets	851,848	979,793
Equity
Share capital	7,237	7,217
Distributable equity	680,250	831,494
Total equity	687,487	838,711
Non-current liabilities
Lease liabilities	94,059	85,116
Other payables		3,162
Total non-current liabilities	94,059	88,278
Current liabilities
Lease liabilities	6,950	6,859
Contract liabilities	145	363
Trade payables and accrued expenses	44,207	21,897
Other payables	18,623	23,384
Income taxes payable	377	301
Total current liabilities	70,302	52,804
Total liabilities	164,361	141,082
Total equity and liabilities	€ 851,848	€ 979,793